Schedule of Investments (unaudited)
December 31, 2024
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
Axon Enterprise, Inc.(a)	157,760	$ 93,759,923
General Electric Co.	966,346	161,176,850
Howmet Aerospace, Inc.	884,725	96,762,373
RTX Corp.	1,652,196	191,192,121
TransDigm Group, Inc.	122,454	155,183,505
		698,074,772
Automobiles — 4.4%
Tesla, Inc.(a)	6,081,858	2,456,097,535
Banks — 1.5%
JPMorgan Chase & Co.	3,494,695	837,713,338
Beverages — 0.1%
Monster Beverage Corp.(a)	670,947	35,264,974
Biotechnology — 1.2%
AbbVie, Inc.	1,616,309	287,218,109
Amgen, Inc.	503,360	131,195,751
Incyte Corp.(a)	208,930	14,430,795
Vertex Pharmaceuticals, Inc.(a)	560,830	225,846,241
		658,690,896
Broadline Retail — 4.7%
Amazon.com, Inc.(a)	11,820,381	2,593,273,388
eBay, Inc.	698,898	43,296,731
		2,636,570,119
Building Products — 0.6%
Allegion PLC	100,333	13,111,517
Builders FirstSource, Inc.(a)	130,323	18,627,066
Carrier Global Corp.	872,227	59,538,215
Lennox International, Inc.	69,821	42,541,935
Masco Corp.	192,637	13,979,667
Trane Technologies PLC	490,042	180,997,013
		328,795,413
Capital Markets — 1.7%
Ameriprise Financial, Inc.	211,272	112,487,551
Bank of New York Mellon Corp. (The)	855,024	65,691,494
FactSet Research Systems, Inc.	37,230	17,880,824
Intercontinental Exchange, Inc.	650,206	96,887,196
KKR & Co., Inc., Class A	646,838	95,673,808
Moody’s Corp.	176,467	83,534,184
Morgan Stanley	1,215,662	152,833,027
MSCI, Inc., Class A	170,672	102,404,907
Nasdaq, Inc.	369,493	28,565,504
Raymond James Financial, Inc.	247,046	38,373,655
S&P Global, Inc.	324,973	161,846,303
		956,178,453
Chemicals — 0.3%
Ecolab, Inc.	268,922	63,013,803
Sherwin-Williams Co. (The)	287,616	97,769,307
		160,783,110
Commercial Services & Supplies — 0.8%
Cintas Corp.	746,535	136,391,944
Copart, Inc.(a)	1,909,151	109,566,176
Republic Services, Inc.	443,274	89,177,863
Rollins, Inc.	354,796	16,444,795
Veralto Corp.	258,515	26,329,753
Waste Management, Inc.	421,562	85,066,996
		462,977,527
Security	Shares	Value
Communications Equipment — 0.8%
Arista Networks, Inc.(a)	2,249,599	$ 248,648,177
F5, Inc.(a)	58,197	14,634,800
Motorola Solutions, Inc.	363,943	168,225,373
		431,508,350
Construction & Engineering — 0.2%
Quanta Services, Inc.	321,459	101,597,117
Construction Materials — 0.1%
Martin Marietta Materials, Inc.(b)	69,212	35,747,998
Vulcan Materials Co.	178,308	45,866,167
		81,614,165
Consumer Finance — 0.9%
American Express Co.	1,211,931	359,689,001
Discover Financial Services	546,768	94,716,621
Synchrony Financial	847,887	55,112,655
		509,518,277
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corp.	964,894	884,103,425
Walmart, Inc.	6,333,356	572,218,715
		1,456,322,140
Containers & Packaging — 0.0%
Packaging Corp. of America	97,092	21,858,322
Electric Utilities — 0.8%
Constellation Energy Corp.	681,123	152,374,027
NextEra Energy, Inc.	3,000,456	215,102,691
NRG Energy, Inc.	441,133	39,799,019
PPL Corp.	835,692	27,126,562
		434,402,299
Electrical Equipment — 1.2%
AMETEK, Inc.	236,752	42,676,916
Eaton Corp. PLC	860,640	285,620,597
Emerson Electric Co.	844,384	104,644,509
GE Vernova, Inc.	600,298	197,456,021
Generac Holdings, Inc.(a)	80,333	12,455,632
Hubbell, Inc.	116,879	48,959,444
		691,813,119
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	2,625,499	182,340,905
Trimble, Inc.(a)	234,000	16,534,440
Zebra Technologies Corp., Class A(a)(b)	50,545	19,521,490
		218,396,835
Entertainment — 1.6%
Electronic Arts, Inc.(b)	210,775	30,836,383
Live Nation Entertainment, Inc.(a)(b)	341,483	44,222,048
Netflix, Inc.(a)	930,887	829,718,201
		904,776,632
Financial Services — 6.4%
Apollo Global Management, Inc.(b)	973,431	160,771,864
Berkshire Hathaway, Inc., Class B(a)	1,955,918	886,578,511
Corpay, Inc.(a)	151,810	51,375,540
Fiserv, Inc.(a)	1,238,949	254,504,904
Jack Henry & Associates, Inc.	63,553	11,140,841
Mastercard, Inc., Class A	1,785,064	939,961,150
PayPal Holdings, Inc.(a)	1,462,781	124,848,358
Visa, Inc., Class A	3,763,343	1,189,366,922
		3,618,548,090
Ground Transportation — 0.7%
CSX Corp.	1,924,703	62,110,166

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Old Dominion Freight Line, Inc.	188,208	$ 33,199,891
Uber Technologies, Inc.(a)	4,585,662	276,607,132
		371,917,189
Health Care Equipment & Supplies — 1.7%
Boston Scientific Corp.(a)	3,209,595	286,681,025
Dexcom, Inc.(a)	365,762	28,445,311
Insulet Corp.(a)	152,756	39,880,009
Intuitive Surgical, Inc.(a)	775,660	404,863,493
ResMed, Inc.	319,681	73,107,848
Stryker Corp.	395,997	142,578,720
		975,556,406
Health Care Providers & Services — 0.1%
DaVita, Inc.(a)(b)	98,215	14,688,053
HCA Healthcare, Inc.	234,325	70,332,649
		85,020,702
Health Care REITs — 0.2%
Welltower, Inc.	695,652	87,673,022
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	959,047	16,802,503
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A(a)(b)	942,688	123,878,630
Booking Holdings, Inc.(b)	72,078	358,113,777
Carnival Corp.(a)(b)	2,262,111	56,371,806
Chipotle Mexican Grill, Inc.(a)	2,967,358	178,931,687
Darden Restaurants, Inc.	110,029	20,541,314
Domino’s Pizza, Inc.	31,584	13,257,700
Expedia Group, Inc.(a)	267,475	49,838,617
Hilton Worldwide Holdings, Inc.	530,886	131,213,784
Las Vegas Sands Corp.	757,878	38,924,614
Marriott International, Inc., Class A	502,297	140,110,725
Norwegian Cruise Line Holdings Ltd.(a)	957,565	24,638,148
Royal Caribbean Cruises Ltd.	538,696	124,271,780
Wynn Resorts Ltd.	201,465	17,358,224
Yum! Brands, Inc.	249,176	33,429,452
		1,310,880,258
Household Durables — 0.3%
Garmin Ltd.	334,543	69,002,839
NVR, Inc.(a)	4,205	34,392,274
PulteGroup, Inc.	446,614	48,636,265
		152,031,378
Household Products — 0.1%
Colgate-Palmolive Co.	782,862	71,169,984
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	740,919	102,150,502
Insurance — 1.5%
Aon PLC, Class A	240,192	86,267,359
Arch Capital Group Ltd.	816,034	75,360,740
Arthur J. Gallagher & Co.	244,775	69,479,384
Brown & Brown, Inc.	516,871	52,731,179
Cincinnati Financial Corp.	180,419	25,926,210
Erie Indemnity Co., Class A, NVS	54,317	22,391,097
Hartford Financial Services Group, Inc. (The)	347,218	37,985,649
Marsh & McLennan Cos., Inc.	470,595	99,959,084
Progressive Corp. (The)	1,275,738	305,679,582
W R Berkley Corp.	360,578	21,101,024
Willis Towers Watson PLC	105,290	32,981,040
		829,862,348
Security	Shares	Value
Interactive Media & Services — 12.7%
Alphabet, Inc., Class A	12,724,469	$ 2,408,741,982
Alphabet, Inc., Class C, NVS	10,364,333	1,973,783,577
Meta Platforms, Inc., Class A	4,747,452	2,779,680,620
		7,162,206,179
IT Services — 1.0%
Gartner, Inc.(a)	167,977	81,379,817
GoDaddy, Inc., Class A(a)(b)	305,732	60,342,325
International Business Machines Corp.	2,013,627	442,655,623
		584,377,765
Life Sciences Tools & Services — 0.1%
Mettler-Toledo International, Inc.(a)	18,841	23,055,355
Waters Corp.(a)(b)	59,482	22,066,632
		45,121,987
Machinery — 1.9%
Caterpillar, Inc.	1,051,410	381,409,492
Cummins, Inc.	298,745	104,142,507
Deere & Co.	243,812	103,303,144
Dover Corp.	134,446	25,222,070
Illinois Tool Works, Inc.	239,933	60,837,411
Ingersoll Rand, Inc.	877,651	79,392,309
PACCAR, Inc.	627,980	65,322,480
Parker-Hannifin Corp.	280,318	178,290,658
Pentair PLC	230,936	23,241,399
Westinghouse Air Brake Technologies Corp.	374,329	70,969,035
		1,092,130,505
Multi-Utilities — 0.1%
Public Service Enterprise Group, Inc.	509,949	43,085,591
Oil, Gas & Consumable Fuels — 0.6%
Hess Corp.	601,897	80,058,320
ONEOK, Inc.	712,429	71,527,872
Targa Resources Corp.	474,881	84,766,258
Texas Pacific Land Corp.(b)	41,026	45,373,115
Williams Cos., Inc. (The)	1,380,433	74,709,034
		356,434,599
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	1,396,173	84,468,466
United Airlines Holdings, Inc.(a)(b)	716,205	69,543,506
		154,011,972
Pharmaceuticals — 2.3%
Eli Lilly & Co.	1,715,904	1,324,677,888
Professional Services — 0.6%
Automatic Data Processing, Inc.	505,777	148,056,101
Broadridge Financial Solutions, Inc.	112,003	25,322,758
Dayforce, Inc.(a)(b)	343,427	24,946,537
Leidos Holdings, Inc.	151,100	21,767,466
Paychex, Inc.	327,845	45,970,426
Paycom Software, Inc.	105,881	21,702,429
Verisk Analytics, Inc.	135,309	37,268,158
		325,033,875
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	655,054	86,002,040
Residential REITs — 0.2%
AvalonBay Communities, Inc.	136,113	29,940,777
Camden Property Trust	118,483	13,748,767
Essex Property Trust, Inc.	67,179	19,175,574
Mid-America Apartment Communities, Inc.	104,360	16,130,925
UDR, Inc.	294,254	12,773,566
		91,769,609

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs — 0.2%
Simon Property Group, Inc.	667,896	$ 115,018,370
Semiconductors & Semiconductor Equipment — 17.7%
Applied Materials, Inc.	754,037	122,629,037
Broadcom, Inc.	10,171,245	2,358,101,441
First Solar, Inc.(a)	123,566	21,777,272
KLA Corp.	291,294	183,550,175
Monolithic Power Systems, Inc.	106,228	62,855,108
NVIDIA Corp.	53,419,679	7,173,728,693
NXP Semiconductors NV	221,393	46,016,535
		9,968,658,261
Software — 13.1%
Adobe, Inc.(a)(b)	402,628	179,040,619
ANSYS, Inc.(a)	83,793	28,265,893
Autodesk, Inc.(a)	468,212	138,389,421
Cadence Design Systems, Inc.(a)	328,497	98,700,209
Crowdstrike Holdings, Inc., Class A(a)	506,793	173,404,293
Fair Isaac Corp.(a)	53,022	105,563,090
Fortinet, Inc.(a)(b)	1,385,374	130,890,136
Gen Digital, Inc.	684,918	18,753,055
Intuit, Inc.	610,400	383,636,400
Microsoft Corp.	8,419,399	3,548,776,678
Oracle Corp.	3,500,082	583,253,664
Palantir Technologies, Inc., Class A(a)	4,463,939	337,607,707
Palo Alto Networks, Inc.(a)(b)	1,425,329	259,352,865
PTC, Inc.(a)	122,956	22,607,920
Salesforce, Inc.	2,081,910	696,044,970
ServiceNow, Inc.(a)	448,614	475,584,674
Synopsys, Inc.(a)	173,954	84,430,313
Tyler Technologies, Inc.(a)	93,206	53,746,308
Workday, Inc., Class A(a)	218,011	56,253,378
		7,374,301,593
Specialized REITs — 0.5%
Equinix, Inc.	98,758	93,117,931
Extra Space Storage, Inc.	207,738	31,077,605
Iron Mountain, Inc.	639,074	67,173,068
Public Storage	343,205	102,769,305
		294,137,909
Specialty Retail — 1.5%
AutoZone, Inc.(a)(b)	36,814	117,878,428
Home Depot, Inc. (The)	951,773	370,230,179
O’Reilly Automotive, Inc.(a)	125,724	149,083,519
TJX Cos., Inc. (The)	1,449,160	175,073,020
Tractor Supply Co.	628,060	33,324,864
		845,590,010
Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	15,142,353	3,791,948,038
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Dell Technologies, Inc., Class C	314,394	$ 36,230,765
NetApp, Inc.	209,602	24,330,600
Super Micro Computer, Inc.(a)(b)	1,096,672	33,426,563
		3,885,935,966
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	330,844	67,191,108
Lululemon Athletica, Inc.(a)(b)	113,154	43,271,221
Ralph Lauren Corp., Class A	87,581	20,229,459
Tapestry, Inc.	507,488	33,154,191
		163,845,979
Tobacco — 0.5%
Altria Group, Inc.	1,697,787	88,777,282
Philip Morris International, Inc.	1,828,441	220,052,875
		308,830,157
Trading Companies & Distributors — 0.4%
Fastenal Co.	711,126	51,137,071
United Rentals, Inc.	142,906	100,668,703
WW Grainger, Inc.	96,509	101,725,311
		253,531,085
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	562,559	124,173,648
Total Long-Term Investments — 99.9% (Cost: $37,481,688,608)		56,303,440,763
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	248,544,253	248,668,525
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	66,461,117	66,461,117
Total Short-Term Securities — 0.5% (Cost: $315,087,538)		315,129,642
Total Investments — 100.4% (Cost: $37,796,776,146)		56,618,570,405
Liabilities in Excess of Other Assets — (0.4)%		(236,629,245)
Net Assets — 100.0%		$ 56,381,941,160
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P 500 Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 212,646,423	$ 36,058,761(a)	$ —	$ (30,519)	$ (6,140)	$ 248,668,525	248,544,253	$ 384,360(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	24,073,535	42,387,582(a)	—	—	—	66,461,117	66,461,117	1,917,994	—
				$ (30,519)	$ (6,140)	$ 315,129,642		$ 2,302,354	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index	350	03/21/25	$ 71,444	$ (1,902,635)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P 500 Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 56,303,440,763	$ —	$ —	$ 56,303,440,763
Short-Term Securities
Money Market Funds	315,129,642	—	—	315,129,642
	$ 56,618,570,405	$ —	$ —	$ 56,618,570,405
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (1,902,635)	$ —	$ —	$ (1,902,635)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust